Employee Stock Plans - Schedule of Restricted Stock Activity (Details) - Restricted stock - $ / shares shares in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Shares
Beginning balance (in shares)	1,770	1,974	2,063
Granted (in shares)	847	719	854
Vested (in shares)	(699)	(884)	(682)
Forfeited (in shares)	(34)	(39)	(261)
Ending balance (in shares)	1,884	1,770	1,974
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 63.15	$ 53.83	$ 50.12
Granted (in dollars per share)	72.89	73.35	51.32
Vested (in dollars per share)	54.87	50.54	40.09
Forfeited (in dollars per share)	65.60	42.03	52.22
Ending balance (in dollars per share)	$ 70.56	$ 63.15	$ 53.83